Derivative on Convertible Notes - Disclosure of Detailed Information About Derivative on Convertible Notes (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure Of Derivative On Convertible Notes [Abstract]
Derivative on Convertible Notes		$ 1,110	$ 4,112